SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Effective January 1, 2026, in accordance with Section 603 of the SECURE 2.0 Act of 2022, the Plan requires that catch-up contributions made by participants whose prior-year FICA wages exceeded $150,000 be designated as Roth (after-tax) contributions. Participants not meeting this wage threshold may continue to make catch-up contributions on either a pre-tax or Roth basis.

The Plan evaluated subsequent events through June 26, 2026, the date the financial statements were available to be issued.